DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative financial instrument according to type of hedge [Abstract]
Unrealized losses on cash flow hedges, net of tax	$ 50
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	5,464	$ 5,155
Liability Derivatives	4,402	2,326
Interest-Rate Cap Agreements [Member]
Derivative financial instrument according to type of hedge [Abstract]
Unrecognized premiums	$ 2,200	2,700
Maximum [Member]
Derivative financial instrument according to type of hedge [Abstract]
Term of cash flow hedge	3 years 9 months 18 days
Cash Flow Hedge Designation [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount	$ 175,000	$ 175,000
Average Maturity	2 years 6 months	3 years 6 months
Fair Value	$ 40	$ 2,525
Cash Flow Hedge Designation [Member] | Interest-Rate Cap Agreements [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount	$ 150,000	$ 150,000
Average Maturity	2 years 7 months 6 days	3 years 7 months 6 days
Fair Value	$ 214	$ 2,245
Designated as Hedging Instrument [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	214	2,525
Liability Derivatives	416	0
No Hedge Designation [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount	$ 458,279	$ 285,148
Average Maturity	3 years 8 months 12 days	3 years 8 months 12 days
Fair Value	$ 1,264	$ 304
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	5,250	2,630
Liability Derivatives	3,986	2,326
No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount	$ 49,268	$ 32,473
Average Maturity	1 month 6 days	1 month 6 days
Fair Value	$ 1,412	$ 687
No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount	$ 95,363	$ 57,583
Average Maturity	1 month 6 days	1 month 6 days
Fair Value	$ (150)	$ (383)
No Hedge Designation [Member] | Purchased Options [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount	$ 2,908	$ 3,095
Average Maturity	1 year 6 months	2 years 6 months
Fair Value	$ 141	$ 116
No Hedge Designation [Member] | Written Options [Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount	$ 2,848	$ 3,095
Average Maturity	1 year 6 months	2 years 6 months
Fair Value	$ (139)	$ (116)
Fixed Income Interest Rate [Member] | Fair Value Hedge Designation [Member] | Interest Rate Swap Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount	$ 7,117
Average Maturity	9 years 4 months 24 days
Fair Value	$ (242)
Fixed Income Interest Rate [Member] | Cash Flow Hedge Designation [Member] | Interest Rate Swap Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount	$ 25,000	$ 25,000
Average Maturity	1 year 7 months 6 days	2 years 7 months 6 days
Fair Value	$ (174)	$ 280
Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount	$ 153,946	$ 94,451
Average Maturity	5 years 6 months	5 years 6 months
Fair Value	$ (3,641)	$ 405
Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap Member]
Derivative financial instrument according to type of hedge [Abstract]
Notional Amount	$ 153,946	$ 94,451
Average Maturity	5 years 6 months	5 years 6 months
Fair Value	$ 3,641	$ (405)
Other Assets [Member] | Designated as Hedging Instrument [Member] | Interest-Rate Cap Agreements [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	214	2,245
Other Assets [Member] | No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	1,412	687
Other Assets [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	0	0
Other Assets [Member] | No Hedge Designation [Member] | Purchased Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	141	116
Other Assets [Member] | No Hedge Designation [Member] | Written Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	0	0
Other Assets [Member] | Fixed Income Interest Rate [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	0	280
Other Assets [Member] | Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	28	1,116
Other Assets [Member] | Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	3,669	711
Other Liabilities [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	416	0
Other Liabilities [Member] | Designated as Hedging Instrument [Member] | Interest-Rate Cap Agreements [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	150	383
Other Liabilities [Member] | No Hedge Designation [Member] | Purchased Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Written Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	139	116
Other Liabilities [Member] | Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	3,669	711
Other Liabilities [Member] | Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	$ 28	$ 1,116